4. ACCRUED EXPENSES (Details) (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Accrued Expenses Details
Compensation related costs		$ 1,022,716
Consulting fees	169,721	679,800
Legal fees		563,380
Finders’ fee liability		100,000
Interest		90,650
Other		11,250
Total	$ 169,721	$ 2,467,796